ACCESSOR FUNDS

SUPPLEMENT DATED JULY 23, 2009

TO THE

INSTITUTIONAL, INVESTOR & Z CLASS SHARES PROSPECTUS

(THE “PROSPECTUS”)

DATED MAY 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus. Capitalized terms not defined herein should have the meaning set forth in the Prospectus.

NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

The Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved: (i) a change to the investment requirements for Z Class shares of each of the Underlying Funds (with the exception of the Accessor U.S. Government Money Fund); and (ii) a modification to the exchange privileges available to shareholders of the Accessor Funds (with the exception of the Accessor U.S. Government Money Fund) with respect to Z Class shares.

Effective immediately, the following additions and/or revisions are made to the Prospectus:

Z Class Share Investor Requirements

The following information regarding the investment requirements for Z Class shares of each of the Underlying Funds (with the exception of the Accessor U.S. Government Money Fund) is inserted immediately following the heading/sub-heading “INSTITUTIONAL, INVESTOR & Z CLASS SHARES - GENERAL - Z Class Shares” on page 57 of the Prospectus:

Investor Requirements

Z Class shares of each of the Underlying Funds (except for the U.S. Government Money Fund) are currently available for investment by the Allocation Funds only, and are not currently available to any other investors.

Z Class shares of the U.S. Government Money Fund are currently available to investors other than the Allocation Funds, subject to the minimum initial investment restrictions discussed below.

The Trust may waive or modify the eligibility requirements for purchases of Z Class shares under certain circumstances and conditions.

Modification to Exchange Privileges

The following information replaces in its entirety the information contained within the second sub-heading appearing under the heading “EXCHANGING FUND SHARES” on page 62 of the Prospectus:

EXCHANGES OF INSTITUTIONAL CLASS OR INVESTOR CLASS SHARES FOR A DIFFERENT CLASS WITHIN THE SAME FUND

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of certain classes of an Accessor Fund for certain other classes within the same Fund. You may exchange your Institutional Class shares for Investor Class shares of the same Accessor Fund. You may exchange your Investor Class shares for Institutional Class shares of the same Accessor Fund. You may exchange your Z Class shares for either Institutional Class or Investor Class shares of the same Accessor Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the section of the prospectus regarding any other Class of shares into which they are considering exchanging.

EXCHANGES OF INSTITUTIONAL CLASS OR INVESTOR CLASS SHARES OF THE U.S. GOVERNMENT MONEY FUND FOR Z CLASS SHARES OF THE U.S. GOVERNMENT MONEY FUND

Subject to such limitations as may be imposed by the Trust, you may also exchange your Institutional Class or Investor Class shares of the U.S. Government Money Fund for Z Class shares of the U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the section of the prospectus regarding Z Class shares of the U.S. Government Money Fund into which they are considering exchanging.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ACCESSOR FUNDS

SUPPLEMENT DATED JULY 23, 2009

TO THE

A & C CLASS SHARES PROSPECTUS

(THE “PROSPECTUS”)

DATED MAY 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus. Capitalized terms not defined herein should have the meaning set forth in the Prospectus.

NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

Pursuant to unanimous written consent of the Board of Trustees of Forward Funds (the “Trust”) dated July 16, 2009, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved a modification to the exchange privileges available to shareholders of the Accessor Funds with respect to Z Class shares.

Effective immediately, the following information replaces in its entirety the information contained within the second sub-heading appearing under the heading “EXCHANGING FUND SHARES” on page 59 of the Prospectus:

EXCHANGES OF A CLASS OR C CLASS SHARES FOR INSTITUTIONAL OR INVESTOR CLASS SHARES OF THE SAME FUND

Subject to such limitations as may be imposed by the Trust, you may also exchange your A Class or C Class shares for Investor Class or Institutional Class shares of the same Accessor Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

A Class and C Class shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

If you purchased A Class shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the section of the prospectus regarding any other Class of shares into which they are considering exchanging.

EXCHANGES OF A CLASS OR C CLASS SHARES OF THE U.S. GOVERNMENT MONEY FUND FOR Z CLASS SHARES OF THE U.S. GOVERNMENT MONEY FUND

Subject to such limitations as may be imposed by the Trust, you may also exchange your A Class and C Class shares of the U.S. Government Money Fund for Z Class shares of the U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

A Class and C Class shares subject to a CDSC will be charged the applicable CDSC upon exchange for Z Class shares of the U.S. Government Money Fund.

If you purchased A Class shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the section of the prospectus regarding Z Class shares of the U.S. Government Money Fund into which they are considering exchanging.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ACCESSOR FUNDS

SUPPLEMENT DATED JULY 23, 2009

TO THE

A & C CLASS SHARES PROSPECTUS

(THE “PROSPECTUS”)

DATED MAY 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus. Capitalized terms not defined herein should have the meaning set forth in the Prospectus.

NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

The “ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)” table on page 34 of the Prospectus with respect to the Accessor High Yield Bond Fund and the Accessor International Equity Fund is restated, as follows:

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
	HIGH YIELD BOND		INTERNATIONAL EQUITY
	A CLASS	C CLASS	A CLASS	C CLASS
Management Fees[6]	0.61%	0.61%	1.00%	1.00%
Distribution and Service (12b-1) Fees[7]	0.25%	1.00%	0.35%	1.00%
Service Fees[12]	N/A	N/A	N/A	N/A
Other Expenses	0.27%	0.27%	0.29%	0.29%
Acquired Fund Fees and Expenses[10,14]	N/A	N/A	0.01%	0.01%
Total Annual Fund Operating Expenses	1.13%	1.88%	1.65%	2.30%